Income Taxes - Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Current federal income tax expense	$ 15	$ 10	$ 77
Current state income tax expense	15	3	13
Deferred
Deferred federal income tax expense (benefit)	36	24	(366)
Deferred state income tax expense (benefit)	(2)	9	(3)
Total income tax expense (benefit)	$ 64	$ 46	$ (279)